Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021		€ 53,363	€ 26,316
Repayments		(1,956)	(21,995)	€ (11,684)
Additions, net of transaction costs		859	50,266
Foreign exchange movements		3,998	(4,556)
Other changes	[1]	1,570	3,331
Balance as at December 31, 2021		57,834	53,363	26,316
Bank borrowings [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021			19,759
Repayments			(20,000)
Additions, net of transaction costs
Foreign exchange movements
Other changes	[1]		241
Balance as at December 31, 2021				19,759
Other loans [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021		53,363	6,557
Repayments		(1,956)	(1,995)
Additions, net of transaction costs		859	50,266
Foreign exchange movements		3,998	(4,556)
Other changes	[1]	1,570	3,090
Balance as at December 31, 2021		€ 57,834	€ 53,363	€ 6,557

[1]	Other changes include interest accruals and payments.